Per Share Amounts (Tables)	12 Months Ended
Mar. 31, 2014
Reconciliations of Differences Between Basic and Diluted Net Income Attributable to Toyota Motor Corporation Per Share

Reconciliations of the differences between basic and diluted net income attributable to Toyota Motor Corporation per share for the years ended March 31, 2012, 2013 and 2014 are as follows:

	Yen in millions	Thousands of shares	Yen
	Net income attributable to Toyota Motor Corporation	Weighted- average shares	Net income attributable to Toyota Motor Corporation per share
For the year ended March 31, 2012
Basic net income attributable to Toyota Motor Corporation per common share	283,559	3,143,470	90.21
Effect of dilutive securities
Assumed exercise of dilutive stock options	(3)	0

Diluted net income attributable to Toyota Motor Corporation per common share	283,556	3,143,470	90.20

For the year ended March 31, 2013
Basic net income attributable to Toyota Motor Corporation per common share	962,163	3,166,909	303.82
Effect of dilutive securities
Assumed exercise of dilutive stock options	(32)	246

Diluted net income attributable to Toyota Motor Corporation per common share	962,131	3,167,155	303.78

For the year ended March 31, 2014
Basic net income attributable to Toyota Motor Corporation per common share	1,823,119	3,168,989	575.30
Effect of dilutive securities
Assumed exercise of dilutive stock options	(85)	1,922

Diluted net income attributable to Toyota Motor Corporation per common share	1,823,034	3,170,911	574.92

Toyota Motor Corporation Shareholders' Equity Per Share

The following table shows Toyota Motor Corporation shareholders’ equity per share as of March 31, 2013 and 2014. Toyota Motor Corporation shareholders’ equity per share amounts are calculated by dividing Toyota Motor Corporation shareholders’ equities’ amount at the end of each period by the number of shares issued and outstanding, excluding treasury stock at the end of the corresponding period.

	Yen in millions	Thousands of shares	Yen
	Toyota Motor Corporation Shareholders’ equity	Shares issued and outstanding at the end of the year (excluding treasury stock)	Toyota Motor Corporation Shareholders’ equity per share
As of March 31, 2013	12,148,035	3,167,429	3,835.30
As of March 31, 2014	14,469,148	3,169,766	4,564.74